Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2019
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Impact of the Adoption of IFRS 9 on Financial Assets and Derivative Financial Instruments
The new standard did not have a significant impact on the classification and measurement of the group's financial assets and derivative financial instruments as illustrated below:

Figures in million (SA rand)	Measurement category		Carrying amount
	IAS 39	IFRS 9	30 June 2018 IAS 39	1 July 2018 IFRS 9

Restricted cash	Loans and receivables (amortised cost)	Debt instruments at amortised cost (a)	115	115
Cash and cash equivalents			706	706
Trade and other receivables			626	626
Restricted investments (cash and cash equivalents)			23	23
Restricted investments (fixed deposits)	Held-to-maturity investments (amortised cost)		2 335	2 335
Restricted investments (equity-linked deposits)	Fair value through profit or loss	Debt instruments at fair value through profit or loss (b)	913	913
Other non-current assets (equity instruments)	Available-for-sale financial assets (cost)	Equity instruments designated at fair value through OCI (c)	8	90
Other non-current assets (debt instruments)	Loans and receivables (amortised cost)	Debt instruments at fair value through profit or loss (d)	253	253
Derivative financial instruments (hedging instruments)	Hedging instruments (fair value through profit or loss)	Derivatives designated as cash flow hedges (e)	482	482
Derivative financial instruments (fair value through profit or loss)	Fair value through profit or loss	Derivatives at fair value through profit or loss (e)	(74)	(74)

(a)
The majority of loans and receivables, including debt instruments previously classified as held-to-maturity, are classified and measured at amortised cost under IFRS 9 as the group's business model is to hold these instruments in order to collect contractual cash flows, which is solely payments of principal and interest.

(b)	Debt investments previously measured at FVTPL are classified and measured on the same basis under IFRS 9.

(c)
An irrevocable election was made to classify the equity instruments previously classified as available-for-sale as at FVOCI. The new standard impacted the measurement of the group's unquoted equity investments. IFRS 9 eliminates the exemption provided under IAS 39 where unquoted equity investments were measured at cost when fair value could not be reliably measured. This change resulted in revaluing unlisted investments with a cost of Rnil to fair value of R82 million. The difference between the carrying amounts of financial instruments before the adoption of IFRS 9 and the new carrying amount calculated in accordance with the standard at 1 July 2018 was recognised directly in the opening balance of equity. Refer to the statements of changes in equity.

(d)
The loan to the ARM BBEE Trust, previously carried at amortised cost, is classified at FVTPL under IFRS 9 as the contractual cash flows fail the solely payments of principal and interest (SPPI) characteristics. The group determined that the contractual terms include exposure to risk and volatility that is inconsistent with a basic lending arrangement. In making this assessment the group considered contingent events that would change the amount and timing of cash flows and potential limits on the group's claim to cash flows from specified assets (e.g. non-recourse asset arrangements). The change in classification did not have an impact on the carrying amount of the loan on initial adoption as the carrying amount was equal to the fair value. The loan is included in other non-current assets in the balance sheet. Previously, the ARM BBEE Trust loan was included in non-current trade and other receivables in the balance sheet.

(e)	Derivative financial instruments continue to be classified and measured at FVTPL.

Impact of Voluntary Change in Revenue Accounting Policy
The impact on revenue and cost of sales is as follows:

	SA rand
Figures in million	2018	2017

Revenue as previously reported	20 359	19 264
By-product revenue	93	230

Revenue (re-presented)	20 452	19 494

Cost of sales as previously reported	23 503	19 639
By-product revenue	93	230

Cost of sales (re-presented)	23 596	19 869